Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Debt

The Company’s debt at March 31, 2016 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs	Net Carrying Amount
Series C Revolving Credit Facility Due 2017	$2,592	$—	$—	$2,592
Series A, B Revolving Credit Facilities Due 2019	33,408	—	—	33,408
6.375% Senior Secured Notes due 2019	925,000	—	(18,890)	906,110
8.75% Senior Notes due 2020	930,000	6,769	(17,927)	918,842
8.875% Senior Secured Notes Due 2022	300,000	(3,607)	(1,128)	295,265

Total Notes payable	$2,191,000	$3,162	$(37,945)	$2,156,217

The Company’s debt at December 31, 2015 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs	Net Carrying Amount
Series C Revolving Credit Facility Due 2017	$1,440	$—	$—	$1,440
Series A, B Revolving Credit Facilities Due 2019	18,560	—	—	18,560
6.375% Senior Secured Notes due 2019	925,000	—	(20,182)	904,818
8.75% Senior Notes due 2020	930,000	7,060	(18,892)	918,168
8.875% Senior Secured Notes due 2022	300,000	(3,704)	(1,170)	295,126

Total Notes payable	$2,175,000	$3,356	$(40,244)	$2,138,112

The Company’s debt at December 31, 2015 had maturity dates of 2017 and beyond and consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs	Net Carrying Amount
Series C Revolving Credit Facility due 2017	$1,440	$—	$—	$1,440
Series A, B Revolving Credit Facilities due 2019	18,560	—	—	18,560
6.375% Senior Secured Notes due 2019	925,000	—	(20,182)	904,818
8.75% Senior Notes due 2020	930,000	7,060	(18,892)	918,168
8.875% Senior Secured Notes due 2022	300,000	(3,704)	(1,170)	295,126

Total Notes payable	$2,175,000	$3,356	$(40,244)	$2,138,112

The Company’s debt at December 31, 2014 consisted of the following (in thousands):

	Outstanding Principal	Unamortized Premium	Unamortized Deferred Financing Costs	Net Carrying Amount
Revolving credit facility due 2017	$20,000	$—	$—	$20,000
6.375% Senior Secured Notes due 2019	925,000	—	(25,316)	899,684
8.75% Senior Notes due 2020	930,000	8,155	(22,771)	915,384

Total Notes payable	$1,875,000	$8,155	$(48,087)	$1,835,068